INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

(in millions)	Acquired distribution rights	Products in development	Marketed products	Goodwill	Software	Total
Cost
At January 1, 2023	195	60	54	—	39	348
Additions	—	167	4	5	—	176
Transfers	—	(126)	126	—	—	—
Exchange adjustments	11	3	2	—	—	16
At December 31, 2023	$206	$104	$186	$5	$39	$540
Accumulated amortization and impairment
At January 1, 2023	195	24	25	—	34	278
Amortization charge	—	—	10	—	2	12
Exchange adjustments	11	1	1	—	—	13
At December 31, 2023	$206	$25	$36	$—	$36	$303
Net book amount at December 31, 2023	$—	$79	$150	$5	$3	$237

(in millions)	Acquired distribution rights	Products in development	Marketed products	Goodwill	Software	Total
Cost
At January 1, 2022	220	66	57	—	39	382
Additions	—	1	—	—	—	1
Exchange adjustments	(25)	(7)	(3)	—	—	(35)
At December 31, 2022	$195	$60	$54	$—	$39	$348
Accumulated amortization and impairment
At January 1, 2022	220	27	21	—	32	300
Amortization charge	—	—	5	—	2	7
Exchange adjustments	(25)	(3)	(1)	—	—	(29)
At December 31, 2022	$195	$24	$25	$—	$34	$278
Net book amount at December 31, 2022	$—	$36	$29	$—	$5	$70

(in millions)	Acquired distribution rights	Products in development	Marketed products	Goodwill	Software	Total
Cost
At January 1, 2021	235	37	57	—	39	368
Additions	—	30	—	—	—	30
Disposal	(12)	—	—	—	—	(12)
Exchange adjustments	(3)	(1)	—	—	—	(4)
At December 31, 2021	$220	$66	$57	$—	$39	$382
Accumulated amortization and impairment
At January 1, 2021	235	27	15	—	29	306
Amortization charge	—	—	6	—	3	9
Disposal	(12)	—	—	—	—	(12)
Exchange adjustments	(3)	—	—	—	—	(3)
At December 31, 2021	$220	$27	$21	$—	$32	$300
Net book amount at December 31, 2021	$—	$39	$36	$—	$7	$82
Acquired distribution rights
Acquired distribution rights have been fully amortized in all periods presented. In 2021, $19m of net cash proceeds were received from the disposal of the TEMGESIC (buprenorphine) analgesic franchise outside of North America to Eumedica Pharmaceuticals AG which had a nil carrying value. The remaining acquired distribution rights represent the ongoing sublingual tablet business in Europe which is still in use.
Products in development
Products in development are products in different stages of research and development which have not received regulatory approval.
In 2023, the Group acquired full ownership of INDV-2000 (oral Orexin-1 receptor antagonist) from C4X Discovery for $21m.
In 2023, the Group secured global rights to develop, manufacture and commercialize Alar Pharmaceuticals Inc.’s (“Alar”) portfolio of buprenorphine-based ultra long-acting injectables, including lead asset INDV-6001, which is potentially the first three-month long-acting injectable for OUD. Under the agreement, the Group made an upfront payment of $10m which is in addition to the $5m option payment made by the Group at the beginning of 2023. Alar is entitled to potential milestone payments if various developmental, regulatory and commercial goals are achieved and royalties in the low double digit to mid-teens as a percentage of net revenue.
In 2021 the Group entered a strategic collaboration with Aelis Farma that includes an exclusive option for the license of the global rights to AEF0117, a leading compound to treat cannabis-related disorders. Under the agreement, the Group paid $30m to secure the option.
Marketed products
Marketed products include approved product rights for SUBLOCADE of $14m (2022: $16m; 2021: $17m), PERSERIS of $10m (2022: $13m; 2021: $19m) and OPVEE of $125m. In 2021, a new SUBLOCADE patent was approved in the United States extending the patent exclusivity period and amortization period from 2031 to 2035. Amortization expense of $10m (2022: $5m; 2021: $6m) was recognized in cost of sales.
The acquisition of Opiant resulted in the recognition of an intangible asset related to the in-process research and development value for OPVEE, formerly the pipeline product OPNT003, for $126m (refer to Note 27). Upon approval by the U.S. Food and Drug Administration ("FDA") in May 2023, the intangible asset became classified as a marketed product and amortization commenced over the patent life.
Goodwill
Goodwill arose through the acquisition of a business consisting of a manufacturing facility, workforce and supply contracts in November 2023 (refer to Note 28).
Impairment of intangible assets
An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal or its value in use. In assessing value in use, its estimated future cash flows are discounted to their net present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset. No impairment was indicated when assessing the value in use of the Group’s intangible assets, therefore fair value less costs of disposal was not assessed, except for goodwill. The recoverable amount of goodwill is determined using the Company's market capitalization (adjusted for net cash), which was higher than the book value of the Group's net assets at December 31, 2023. No goodwill impairment was identified.
In carrying out impairment reviews of products in development, several significant assumptions have to be made. These include the probability of success in obtaining regulatory approvals, discount rates and projected net revenue (based on future rate of market growth and market demand for the products acquired). These assumptions, covering periods through the expected patent life of the products and a reasonable period of generic competition thereafter, are based on past experience and management’s expectations of market development. If actual results should differ, or changes in expectations arise, impairment charges may be required which would have a material adverse impact on reported results and financial position. Products in development of $79m (2022: $36m; 2021: $39m) are subject to potential impairment in line with the aforementioned assumptions.
Sensitivity analysis
Management performed a sensitivity analysis by applying reasonable changes to key assumptions used in the recoverable amount calculations for its assets in development with significant carrying amounts compared to the Group's total carrying amount for intangible assets with indefinite useful lives, assuming all other factors are kept constant. Consistent with other products in early stages of development, it is probable that these products in development could fail to obtain regulatory approvals. The probability of success is factored into the risk-adjusted calculation of the recoverable amounts; however, failure to reach commercialization would result in a full impairment of the assets.
For the INDV-2000 asset which is considered a separate CGU, with a carrying value of $29m (2022: $9m; 2021: $10m), the key inputs and assumptions include the probability of success in obtaining regulatory approvals, discount rate and market demand for the products. Management determined that a reduction of peak market share by approximately 10% across weighted scenarios ranging 17% to 35% or an increase in the discount rate by approximately 5.1% to 18.9% would be required for the recoverable amount to be equal to the carrying amount. Given the risks inherent in pharmaceutical R&D and considering the current stage of development, the probability of regulatory approval is less than 25%; regulatory failure could result in a full impairment. Reasonable changes in any other individual assumption will not result in a material impairment charge.
For the AEF0117 asset which is considered a separate CGU, with a carrying value of $27m (2022: $26m; 2021: $29m), the key inputs and assumptions include the probability of success in obtaining regulatory approvals, discount rate and projected net revenue. Management determined that a reduction of projected net revenue by approximately 35% annually or an increase in the discount rate by approximately 5.4% to 19.2% would be required for the recoverable amount to be equal to the carrying amount. Given the risks inherent in pharmaceutical R&D and considering the current stage of development, the probability of regulatory approval is less than 25%; regulatory failure could result in a full impairment. Reasonable changes in any other individual assumption will not result in a material impairment charge.